Shareholder Report	11 Months Ended		12 Months Ended	93 Months Ended	103 Months Ended	114 Months Ended	119 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Fidelity Salem Street Trust
Entity Central Index Key			0000035315
Entity Investment Company Type			N-1A
Document Period End Date			Jul. 31, 2026
Fidelity SAI U.S. Value Index Fund
Shareholder Report [Line Items]
Fund Name			Fidelity® SAI U.S. Value Index Fund
Class Name			Fidelity® SAI U.S. Value Index Fund
Trading Symbol			FSWCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains information about Fidelity® SAI U.S. Value Index Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number			1-800-544-3455
Additional Information Email			fidfunddocuments@fidelity.com
Additional Information Website			fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Value Index Fund	$ 13	0.11%

Expenses Paid, Amount			$ 13
Expense Ratio, Percent			0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the information technology sector gained about 49% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+105%). Health care, which rose 56%, also helped, as did financials, which advanced roughly 27%. The energy sector was up 47%, while industrials increased 47% and consumer discretionary advanced 19%. Other contributors included materials (+35%), consumer staples (+13%), communication services (+6%) and utilities (+32%) stocks.
•In contrast, real estate returned -14% and detracted most. This group was hampered by the equity real estate investment trusts industry (-14%).
•Turning to individual holdings, the biggest contributor was Micron Technology (+630%), from the semiconductors & semiconductor equipment category. UnitedHealth (+72%), within the health care equipment & services industry, also helped. Apple (+50%), a stock in the technology hardware & equipment industry, boosted the fund as well. In energy, Exxon Mobil gained roughly 33% and further contributed. Lastly, Bank of America (+34%), from the banks category, also helped.
•Conversely, the biggest detractor was Accenture (-31%), from the software & services group. Within the same industry, Salesforce (-13%) and Adobe (-25%) hindered the fund. Lastly, Comcast (-20%) and AT&T (-11%), within the telecommunication services industry, also hurt.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 19, 2017 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI U.S. Value Index Fund $10,000 $10,367 $10,431 $9,375 $13,348 $14,044 $14,991 $17,716 $19,237 $26,182 Fidelity U.S. Value Focus Index℠ $10,000 $10,382 $10,441 $9,377 $13,369 $14,083 $15,064 $17,800 $19,341 $26,358 S&P 500® Index $10,000 $10,621 $11,469 $12,841 $17,520 $16,708 $18,882 $23,064 $26,831 $32,080 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]			AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Value Index Fund 36.11% 14.42% 11.81% Fidelity U.S. Value Focus Index℠ 36.28% 14.54% 11.90% S&P 500® Index 19.56% 12.86% 14.48% A From December 19, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Dec. 19, 2017
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit www.fidelity.com for more recent performance information.
Net Assets	$ 9,446,307,148	$ 9,446,307,148	$ 9,446,307,148	$ 9,446,307,148	$ 9,446,307,148	$ 9,446,307,148	$ 9,446,307,148
Holdings Count | shares	204	204	204	204	204	204	204
Advisory Fees Paid, Amount			$ 7,303,999
Investment Company Portfolio Turnover			60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$9,446,307,148
Number of Holdings	204
Total Advisory Fee	$7,303,999
Portfolio Turnover	60%

Holdings [Text Block]			MARKET SECTORS (% of Fund's net assets) Information Technology 25.5 Financials 21.7 Energy 12.6 Health Care 12.5 Communication Services 10.3 Consumer Discretionary 4.3 Consumer Staples 4.2 Materials 3.8 Industrials 3.7 Utilities 0.9 Real Estate 0.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.0 Switzerland 0.6 Australia 0.3 Bermuda 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.0 Switzerland - 0.6 Australia - 0.3 Bermuda - 0.1
Largest Holdings [Text Block]			TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 3.8 Bank of America Corp 3.6 Micron Technology Inc 3.6 Chevron Corp 3.6 Apple Inc 3.2 Microsoft Corp 2.9 Wells Fargo & Co 2.6 Alphabet Inc Class A 2.3 Citigroup Inc 2.2 Verizon Communications Inc 1.9 29.7
Fidelity SAI U.S. Quality Index Fund
Shareholder Report [Line Items]
Fund Name			Fidelity® SAI U.S. Quality Index Fund
Class Name			Fidelity® SAI U.S. Quality Index Fund
Trading Symbol			FUQIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains information about Fidelity® SAI U.S. Quality Index Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-544-3455
Additional Information Email			fidfunddocuments@fidelity.com
Additional Information Website			fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Quality Index Fund	$ 12	0.11%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the information technology sector gained roughly 27% and contributed most to the fund's performance for the fiscal year. Health care stocks also helped (+38%), benefiting from the pharmaceuticals, biotechnology & life sciences industry (+50%). Communication services stocks rose 10%, boosted by the media & entertainment industry (+10%), consumer staples were up roughly 13%, lifted by the food, beverage & tobacco industry (+37%), and financials advanced about 1%. Other contributors included the energy (+39%), real estate (+7%) and materials (+49%) sectors.
•Conversely, industrials returned -3% and detracted most. This group was hampered by the commercial & professional services industry (-18%). Consumer discretionary (-3%) also hurt, pressured by consumer services (-5%) firms.
•Turning to individual stocks, the biggest contributor was Alphabet (+92%), from the media & entertainment industry. Apple (+49%), a stock in the technology hardware & equipment industry, helped as well. Lam Research (+206%) and Applied Materials (+103%), within the semiconductors & semiconductor equipment industry, further contributed. Lastly, Eli Lilly, within the pharmaceuticals, biotechnology & life sciences group, gained 56% and boosted the fund.
•In contrast, the biggest detractor was Meta Platforms (-28%), from the media & entertainment category. From the same group, AppLovin (-39%) and Trade Desk (-79%) also hurt the fund. Lastly, in software & services, Microsoft (-12%) and Adobe (-30%) weighed on the fund's performance as well.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI U.S. Quality Index Fund $10,000 $11,470 $13,845 $15,188 $18,246 $24,203 $22,617 $26,002 $32,725 $37,363 $43,741 Fidelity SAI U.S. Quality Index Fund Linked Index℠ $10,000 $11,496 $13,893 $15,251 $18,325 $24,321 $22,722 $26,170 $32,910 $37,680 $44,334 Fidelity U.S. Quality Focus Index℠ $10,000 $11,470 $13,845 $15,204 $18,268 $24,246 $22,651 $26,088 $32,808 $37,563 $44,196 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]			AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® SAI U.S. Quality Index Fund 17.07% 12.57% 15.90% Fidelity SAI U.S. Quality Index Fund Linked Index℠ 17.66% 12.76% 16.06% Fidelity U.S. Quality Focus Index℠ A 17.66% 12.76% n/a S&P 500® Index 19.56% 12.86% 15.08% A From October 22, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 22, 2018
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit www.fidelity.com for more recent performance information.
Net Assets	$ 35,741,871,182	$ 35,741,871,182	$ 35,741,871,182	$ 35,741,871,182	$ 35,741,871,182	$ 35,741,871,182	$ 35,741,871,182
Holdings Count | shares	105	105	105	105	105	105	105
Advisory Fees Paid, Amount			$ 27,324,145
Investment Company Portfolio Turnover			37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$35,741,871,182
Number of Holdings	105
Total Advisory Fee	$27,324,145
Portfolio Turnover	37%

Holdings [Text Block]			MARKET SECTORS (% of Fund's net assets) Information Technology 38.9 Financials 16.0 Health Care 13.9 Consumer Staples 9.5 Communication Services 8.0 Industrials 7.3 Consumer Discretionary 4.4 Real Estate 1.6 Energy 0.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]			TOP HOLDINGS(% of Fund's net assets) Apple Inc 9.2 Microsoft Corp 8.0 Eli Lilly & Co 4.3 Visa Inc Class A 4.3 NVIDIA Corp 4.2 Mastercard Inc Class A 4.1 AbbVie Inc 3.9 Applied Materials Inc 3.5 Coca-Cola Co/The 3.3 Procter & Gamble Co/The 3.3 48.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]			The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number			1-800-544-3455
Updated Prospectus Email Address			fidfunddocuments@fidelity.com
Updated Prospectus Web Address			fundresearch.fidelity.com/prospectus/sec
Fidelity SAI U.S. Momentum Index Fund
Shareholder Report [Line Items]
Fund Name			Fidelity® SAI U.S. Momentum Index Fund
Class Name			Fidelity® SAI U.S. Momentum Index Fund
Trading Symbol			FUMIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains information about Fidelity® SAI U.S. Momentum Index Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-544-3455
Additional Information Email			fidfunddocuments@fidelity.com
Additional Information Website			fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Momentum Index Fund	$ 12	0.10%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the information technology sector gained about 48% and contributed most to the fund's performance for the fiscal year. Industrials, which advanced roughly 15%, also helped, benefiting from the capital goods industry (+23%), as did financials, rising about 18%. The health care sector was up 25%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+34%), while consumer discretionary gained 8% and communication services advanced 7%. Other contributors included energy (+17%), materials (+58%), consumer staples (+34%), real estate (+31%) and utilities (+14%) stocks.
•On an individual basis, the biggest contributor was Micron Technology (+126%), from the semiconductors & semiconductor equipment category. Within the same group, Advanced Micro Devices gained roughly 265% and boosted the fund as well. Alphabet (+47%), a stock in the media & entertainment industry, also helped. Lastly, Cisco Systems (+70%) and Western Digital (+584%), within the technology hardware & equipment industry, further aided performance.
•In contrast, the biggest detractor was Microsoft (-4%), from the software & services group. Within the same category, Strategy returned about -37% and hurt as well. In media & entertainment, Netflix (-19%) also weighed on performance. Another notable detractor was Exxon Mobil (-14%), a stock in the energy sector. Lastly, Uber Technologies (-16%), from the transportation group, also hurt.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2017 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI U.S. Momentum Index Fund $10,000 $10,980 $13,432 $14,363 $16,770 $22,301 $19,835 $21,024 $28,399 $34,738 Fidelity U.S. Momentum Linked Index $10,000 $11,002 $13,464 $14,416 $16,851 $22,435 $19,974 $21,212 $28,645 $35,076 Fidelity U.S. Large Cap Momentum Focus Index℠ $10,000 $10,980 $13,432 $14,363 $16,770 $22,301 $19,835 $21,024 $28,399 $34,738 MSCI USA Custom Momentum Composite Index $10,000 $10,980 $13,432 $14,363 $16,770 $22,301 $19,835 $21,024 $28,399 $34,738 MSCI USA Index $10,000 $10,768 $12,450 $13,375 $15,041 $20,620 $19,123 $21,529 $26,154 $30,471 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026 Effective October 31, 2025, the fund began comparing its performance to Fidelity U.S. Large Cap Momentum Focus IndexSM rather than MSCI USA Custom Momentum Composite Index because the Fidelity U.S. Large Cap Momentum Focus IndexSM conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]			AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Momentum Index Fund 26.00% 14.44% 16.86% Fidelity U.S. Momentum Linked Index 26.00% 14.52% 16.98% Fidelity U.S. Large Cap Momentum Focus Index℠ B n/a n/a n/a MSCI USA Custom Momentum Composite Index 26.38% 14.59% 17.01% MSCI USA Index 18.68% 11.89% 14.53% A From February 9,2017 B From September 5, 2025 Effective October 31, 2025, the fund began comparing its performance to Fidelity U.S. Large Cap Momentum Focus IndexSM rather than MSCI USA Custom Momentum Composite Index because the Fidelity U.S. Large Cap Momentum Focus IndexSM conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Sep. 05, 2025				Feb. 09, 2017
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,479,737,840	$ 2,479,737,840	$ 2,479,737,840	$ 2,479,737,840	$ 2,479,737,840	$ 2,479,737,840	$ 2,479,737,840
Holdings Count | shares	189	189	189	189	189	189	189
Advisory Fees Paid, Amount			$ 5,663,676
Investment Company Portfolio Turnover			196.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,479,737,840
Number of Holdings	189
Total Advisory Fee	$5,663,676
Portfolio Turnover	196%

Holdings [Text Block]			MARKET SECTORS (% of Fund's net assets) Information Technology 39.4 Industrials 14.8 Communication Services 9.1 Financials 8.3 Health Care 7.6 Energy 7.6 Consumer Discretionary 4.7 Real Estate 2.6 Materials 2.2 Utilities 1.9 Consumer Staples 1.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.4 Australia 0.2 United Kingdom 0.2 Thailand 0.1 Bermuda 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Australia - 0.2 United Kingdom - 0.2 Thailand - 0.1 Bermuda - 0.1
Largest Holdings [Text Block]			TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 8.9 NVIDIA Corp 4.4 Johnson & Johnson 4.2 Micron Technology Inc 4.0 Apple Inc 3.7 Applied Materials Inc 3.1 Cisco Systems Inc 3.0 Caterpillar Inc 2.9 Chevron Corp 2.9 Lam Research Corp 2.8 39.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]			The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Material Fund Change Strategies [Text Block]			The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]			The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number			1-800-544-3455
Updated Prospectus Email Address			fidfunddocuments@fidelity.com
Updated Prospectus Web Address			fundresearch.fidelity.com/prospectus/sec
Fidelity SAI U.S. Large Cap Index Fund
Shareholder Report [Line Items]
Fund Name			Fidelity® SAI U.S. Large Cap Index Fund
Class Name			Fidelity® SAI U.S. Large Cap Index Fund
Trading Symbol			FLCPX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains information about Fidelity® SAI U.S. Large Cap Index Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-544-3455
Additional Information Email			fidfunddocuments@fidelity.com
Additional Information Website			fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Large Cap Index Fund	$ 2	0.02%

Expenses Paid, Amount			$ 2
Expense Ratio, Percent			0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained approximately 26% and contributed most to the fund's performance for the fiscal year. Health care, which gained 27%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+40%), as did industrials, which advanced 20%, lifted by the capital goods industry (+25%). The communication services sector rose roughly 17%, boosted by the media & entertainment industry (+20%), while financials gained about 10% and energy advanced 41%. Other contributors included the consumer discretionary (+7%), consumer staples (+10%), real estate (+14%), materials (+14%) and utilities (+6%) sectors.
•Turning to individual stocks, the top contributor was Alphabet (+85%), from the media & entertainment category. In technology hardware & equipment, Apple (+49%) helped. Lastly, Micron Technology (+654%), NVIDIA (+12%) and Advanced Micro Devices (+170%), within the semiconductors & semiconductor equipment group, also boosted the fund.
•Conversely, the biggest detractor was Microsoft (-12%), from the software & services industry. From the same industry, Oracle (-48%) and Intuit (-59%) hurt the fund. Lastly, in media & entertainment, Meta Platforms (-28%) and Netflix (-38%) also hurt the fund.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI U.S. Large Cap Index Fund $10,000 $11,603 $13,484 $14,560 $16,283 $22,216 $21,177 $23,926 $29,224 $33,993 $40,635 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]			AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® SAI U.S. Large Cap Index Fund 19.54% 12.84% 15.05% S&P 500® Index 19.56% 12.86% 15.08% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit www.fidelity.com for more recent performance information.
Net Assets	$ 18,856,937,017	$ 18,856,937,017	$ 18,856,937,017	$ 18,856,937,017	$ 18,856,937,017	$ 18,856,937,017	$ 18,856,937,017
Holdings Count | shares	507	507	507	507	507	507	507
Advisory Fees Paid, Amount			$ 2,323,565
Investment Company Portfolio Turnover			32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$18,856,937,017
Number of Holdings	507
Total Advisory Fee	$2,323,565
Portfolio Turnover	32%

Holdings [Text Block]			MARKET SECTORS (% of Fund's net assets) Information Technology 36.7 Financials 12.5 Communication Services 9.7 Consumer Discretionary 9.4 Health Care 9.1 Industrials 8.7 Consumer Staples 4.7 Energy 3.4 Utilities 2.1 Real Estate 1.9 Materials 1.7 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.8 Switzerland 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Switzerland - 0.1 Netherlands - 0.1
Largest Holdings [Text Block]			TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 7.0 Microsoft Corp 5.5 Amazon.com Inc 4.1 Alphabet Inc Class A 3.3 Broadcom Inc 2.9 Alphabet Inc Class C 2.6 Meta Platforms Inc Class A 1.9 Berkshire Hathaway Inc Class B 1.6 JPMorgan Chase & Co 1.5 37.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its classification allowing it to operate as a non-diversified fund if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number			1-800-544-3455
Updated Prospectus Email Address			fidfunddocuments@fidelity.com
Updated Prospectus Web Address			fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Small-Mid Cap Momentum Index Fund
Shareholder Report [Line Items]
Fund Name			Fidelity® SAI Small-Mid Cap Momentum Index Fund
Class Name			Fidelity® SAI Small-Mid Cap Momentum Index Fund
Trading Symbol			FZFLX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains information about Fidelity® SAI Small-Mid Cap Momentum Index Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-544-3455
Additional Information Email			fidfunddocuments@fidelity.com
Additional Information Website			fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Small-Mid Cap Momentum Index Fund	$ 6	0.05%

Expenses Paid, Amount			$ 6
Expense Ratio, Percent			0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 92% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+180%). Industrials, which gained approximately 32%, also helped, benefiting from the capital goods industry (+37%), as did health care, which advanced 40%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+50%). The financials sector rose 15%, while consumer discretionary gained 14% and energy advanced about 36%. Other contributors included the real estate (+28%), communication services (+21%), consumer staples (+25%) and utilities (+6%) sectors.
•Conversely, materials returned about -4% and detracted most.
•Turning to individual stocks, the biggest contributor was Sandisk (+1770%), from the technology hardware & equipment industry. Within the same category, Ciena (+499%), Lumentum Holdings (+773%) and Flex (+178%) boosted the fund. Lastly, Comfort Systems USA (+182%), a stock in the capital goods industry, also contributed.
•In contrast, the biggest detractor was Applied Optoelectronics (-50%), from the technology hardware & equipment industry. In commercial & professional services, Planet Labs PBC returned -51% and hurt the fund's performance. Modine Manufacturing (-32%), from the capital goods group, hurt the fund. Another notable detractor was Guidewire Software (-44%), a stock in the software & services category. Lastly, in financial services, Affirm Holdings returned roughly -25% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI Small-Mid Cap Momentum Index Fund $10,000 $11,241 $13,029 $13,715 $13,711 $20,154 $18,353 $19,880 $22,301 $24,064 $32,474 Fidelity SAI Small-Mid Cap Linked Index℠ $10,000 $11,245 $13,058 $13,746 $13,746 $20,218 $18,418 $19,925 $22,358 $24,121 $32,514 Fidelity U.S. Small-Mid Cap Momentum Focus Index℠ $10,000 $11,241 $13,029 $13,715 $13,711 $20,154 $18,353 $19,880 $22,301 $24,064 $33,545 Russell SMID 500™ Index $10,000 $11,241 $13,029 $13,715 $13,711 $20,154 $18,353 $19,880 $22,301 $24,064 $30,936 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026 Effective December 22, 2025, the fund began comparing its performance to Fidelity U.S.Small-Mid Cap Momentum Focus IndexSM rather than Russell SMID 500TM Index because the Fidelity U.S. Small-Mid Cap Momentum Focus IndexSM conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]			AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® SAI Small-Mid Cap Momentum Index Fund 34.95% 10.01% 12.50% Fidelity SAI Small-Mid Cap Linked Index℠ 34.80% 9.97% 12.51% Fidelity U.S. Small-Mid Cap Momentum Focus Index℠ A n/a n/a n/a Russell SMID 500™ Index 28.26% 8.88% 11.96% Russell 3000® Index 19.60% 11.82% 14.56% A From September 8, 2025 Effective December 22, 2025, the fund began comparing its performance to Fidelity U.S.Small-Mid Cap Momentum Focus IndexSM rather than Russell SMID 500TM Index because the Fidelity U.S. Small-Mid Cap Momentum Focus IndexSM conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,163,231,694	$ 4,163,231,694	$ 4,163,231,694	$ 4,163,231,694	$ 4,163,231,694	$ 4,163,231,694	$ 4,163,231,694
Holdings Count | shares	304	304	304	304	304	304	304
Advisory Fees Paid, Amount			$ 2,388,942
Investment Company Portfolio Turnover			180.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,163,231,694
Number of Holdings	304
Total Advisory Fee	$2,388,942
Portfolio Turnover	180%

Holdings [Text Block]			MARKET SECTORS (% of Fund's net assets) Industrials 22.5 Information Technology 17.9 Financials 13.0 Health Care 11.6 Energy 10.3 Consumer Discretionary 6.6 Real Estate 6.3 Communication Services 4.2 Materials 3.3 Utilities 2.3 Consumer Staples 1.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 95.9 Thailand 1.1 Bermuda 1.0 Puerto Rico 0.7 Singapore 0.3 Switzerland 0.3 Monaco 0.2 Norway 0.2 Canada 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Thailand - 1.1 Bermuda - 1.0 Puerto Rico - 0.7 Singapore - 0.3 Switzerland - 0.3 Monaco - 0.2 Norway - 0.2 Canada - 0.2 Others - 0.1
Largest Holdings [Text Block]			TOP HOLDINGS(% of Fund's net assets) nVent Electric PLC 1.4 Viking Holdings Ltd 1.3 Roku Inc Class A 1.3 Permian Resources Holdings Inc/DE Class A 1.3 TD SYNNEX Corp 1.2 RBC Bearings Inc 1.2 Loews Corp 1.2 Host Hotels & Resorts Inc 1.2 Clean Harbors Inc 1.2 Lattice Semiconductor Corp 1.2 12.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® SAI Small-Mid Cap 500 Index Fund to Fidelity® SAI Small-Mid Cap Momentum Index Fund.	The fund modified its investment objective during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Name [Text Block]			The fund's name changed from Fidelity® SAI Small-Mid Cap 500 Index Fund to Fidelity® SAI Small-Mid Cap Momentum Index Fund.
Material Fund Change Objectives [Text Block]			The fund modified its investment objective during the reporting period.
Material Fund Change Strategies [Text Block]			The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]			The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number			1-800-544-3455
Updated Prospectus Email Address			fidfunddocuments@fidelity.com
Updated Prospectus Web Address			fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name			Fidelity® SAI Real Estate Index Fund
Class Name			Fidelity® SAI Real Estate Index Fund
Trading Symbol			FESIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains information about Fidelity® SAI Real Estate Index Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number			1-800-544-3455
Additional Information Email			fidfunddocuments@fidelity.com
Additional Information Website			fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Index Fund	$ 8	0.07%

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, health care REITs gained approximately 37% and contributed most to the fund's performance for the fiscal year. The retail category, which rose approximately 31%, also helped, as did industrial REITs, which advanced approximately 35%. The data center industry was up 22%, while hotel & resorts gained 62%, and self storage REITs advanced 21%. Other contributors included the other specialized (+12%), multi-family residential (+6%), diversified (+21%), office (+10%), single-family residential (+4%) and timber (+3%) segments of the real estate market.
•In contrast, real estate services returned -26% and detracted most. Telecom tower (-17%) REITs also hurt. Other detractors were the integrated telecommunication services (-25%) and the real estate development (-3%) industries.
•Turning to individual stocks, the top contributor was Welltower (+44%), from the health care category. From the same group, Ventas (+43%) helped as well. Among industrial REITs, Prologis gained 40% and boosted the fund. Simon Property, within the retail industry, rose about 47% and also contributed. Lastly, in data centers, Equinix (+33%) added value.
•Conversely, the biggest detractor was CoStar (-70%), from the real estate services industry. Within the same segment, Zillow (-57%) also hurt the fund's performance. Among telecom tower REITs, American Tower (-14%) and Crown Castle (-24%) hindered the fund. Lastly, in the other specialized category, VICI Properties (-14%) weighed on performance as well.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI Real Estate Index Fund $10,000 $9,440 $9,805 $10,863 $9,120 $12,743 $12,203 $11,023 $12,159 $12,457 $14,323 Fidelity Real Estate Linked Index℠ $10,000 $9,434 $9,798 $10,865 $9,094 $12,732 $12,194 $11,017 $12,199 $12,493 $14,361 MSCI US IMI Real Estate 25/25 Index $10,000 $9,826 $10,277 $11,636 $11,045 $15,109 $14,471 $13,073 $14,476 $14,825 $17,042 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]			AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® SAI Real Estate Index Fund 14.98% 2.36% 3.66% Fidelity Real Estate Linked Index℠ 14.95% 2.44% 3.69% MSCI US IMI Real Estate 25/25 Index A 14.95% 2.44% n/a S&P 500® Index 19.56% 12.86% 15.08% A From September 1, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Sep. 01, 2016
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit www.fidelity.com for more recent performance information.
Net Assets	$ 212,230,713	$ 212,230,713	$ 212,230,713	$ 212,230,713	$ 212,230,713	$ 212,230,713	$ 212,230,713
Holdings Count | shares	146	146	146	146	146	146	146
Advisory Fees Paid, Amount			$ 123,730
Investment Company Portfolio Turnover			15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$212,230,713
Number of Holdings	146
Total Advisory Fee	$123,730
Portfolio Turnover	15%

Holdings [Text Block]			TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 31.3 Health Care REITs 17.0 Retail REITs 15.1 Industrial REITs 11.3 Residential REITs 10.8 Real Estate Management & Development 6.6 Hotel & Resort REITs 3.0 Office REITs 2.9 Diversified REITs 1.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]			TOP HOLDINGS(% of Fund's net assets) Welltower Inc 9.2 Prologis Inc 8.0 Equinix Inc 5.4 Simon Property Group Inc 4.7 American Tower Corp 4.1 Digital Realty Trust Inc 3.9 Realty Income Corp 3.6 Public Storage 3.4 CBRE Group Inc Class A 2.8 Ventas Inc 2.8 47.9
Fidelity Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name			Fidelity® Real Estate Index Fund
Class Name			Fidelity® Real Estate Index Fund
Trading Symbol			FSRNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains information about Fidelity® Real Estate Index Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number			1-800-544-8544
Additional Information Email			fidfunddocuments@fidelity.com
Additional Information Website			fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Index Fund	$ 8	0.07%

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, health care REITs gained about 37% and contributed most to the fund's performance for the fiscal year. The retail industry, which rose 31%, also helped, as did industrial, which advanced 35%. The data center group was up approximately 22%, while hotel & resorts gained 62%, and self-storage REITs advanced 21%. Other contributors included the other specialized (+12%), multi-family residential (+6%), diversified (+21%), office (+10%), single-family residential (+4%) and timber (+3%) categories.
•Conversely, real estate services returned -26% and detracted most. Telecom tower (-17%) REITs also hurt. Other detractors were the integrated telecommunication services (-25%) and the real estate development (-3%) segments.
•Turning to individual stocks, the biggest contributor was Welltower (+44%), from the health care industry. From the same category, Ventas gained about 43% and lifted the fund as well. In industrials, Prologis rose 40% and also boosted the fund. Simon Property (+47%), from the retail group, helped as well. Lastly, among data center REITs, Equinix (+33%) also contributed.
•In contrast, the biggest detractor was CoStar (-70%), from the real estate services industry. Within the same segment, Zillow (-57%) also hurt. Among telecom tower REITs, American Tower (-14%) and Crown Castle (-24%) detracted. Lastly, in the other specialized category, VICI Properties returned -14% and further hindered the fund.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]			How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Real Estate Index Fund $10,000 $9,439 $9,807 $10,870 $9,094 $12,707 $12,172 $10,991 $12,159 $12,462 $14,312 Fidelity Real Estate Linked Index℠ $10,000 $9,434 $9,798 $10,865 $9,094 $12,732 $12,194 $11,017 $12,199 $12,493 $14,361 MSCI US IMI Real Estate 25/25 Index $10,000 $9,830 $10,281 $11,640 $11,050 $15,115 $14,476 $13,079 $14,482 $14,831 $17,049 S&P 500® Index $10,000 $11,604 $13,489 $14,566 $16,308 $22,251 $21,219 $23,980 $29,292 $34,076 $40,742 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]			AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Index Fund 14.84% 2.41% 3.65% Fidelity Real Estate Linked Index℠ 14.95% 2.44% 3.69% MSCI US IMI Real Estate 25/25 Index A 14.95% 2.44% n/a S&P 500® Index 19.56% 12.86% 15.08% A FromSeptember 1, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Sep. 01, 2016
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]			Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,249,125,377	$ 3,249,125,377	$ 3,249,125,377	$ 3,249,125,377	$ 3,249,125,377	$ 3,249,125,377	$ 3,249,125,377
Holdings Count | shares	147	147	147	147	147	147	147
Advisory Fees Paid, Amount			$ 2,078,206
Investment Company Portfolio Turnover			5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,249,125,377
Number of Holdings	147
Total Advisory Fee	$2,078,206
Portfolio Turnover	5%

Holdings [Text Block]			TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 31.2 Health Care REITs 16.9 Retail REITs 15.1 Industrial REITs 11.3 Residential REITs 10.7 Real Estate Management & Development 6.6 Hotel & Resort REITs 2.9 Office REITs 2.9 Diversified REITs 2.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]			TOP HOLDINGS(% of Fund's net assets) Welltower Inc 9.2 Prologis Inc 8.0 Equinix Inc 5.3 Simon Property Group Inc 4.7 American Tower Corp 4.1 Digital Realty Trust Inc 3.9 Realty Income Corp 3.6 Public Storage 3.4 CBRE Group Inc Class A 2.8 Ventas Inc 2.7 47.7